Goodwill - Key Assumptions Used in Performing Impairment Test, by each CGU (Detail)	Mar. 31, 2019	Mar. 31, 2017
WNS global BPM [member]
Disclosure of information for cash-generating units [line items]
Discount rate	16.50%
Perpetual growth rate	3.00%
South Africa [member]
Disclosure of information for cash-generating units [line items]
Discount rate	17.00%
Perpetual growth rate	3.00%
Denali Sourcing Services Inc. [member]
Disclosure of information for cash-generating units [line items]
Discount rate	13.20%
Perpetual growth rate	2.50%
Research and analytics [member]
Disclosure of information for cash-generating units [line items]
Discount rate	16.50%
Perpetual growth rate	3.00%
HealthHelp [member]
Disclosure of information for cash-generating units [line items]
Discount rate	13.20%
Perpetual growth rate	2.50%
Technology services [member]
Disclosure of information for cash-generating units [line items]
Discount rate	15.50%
Perpetual growth rate	2.00%
WNS Auto Claims BPM [member]
Disclosure of information for cash-generating units [line items]
Discount rate	15.50%	13.00%
Perpetual growth rate	2.00%